MINIMUM CAPITAL REQUIREMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Calculation of excess capital:
Allocated to assets at risk	$ 304,501,175	$ 240,732,301	$ 148,742,119
Allocated to Bank premises and equipment, intangible assets and equity investment assets	27,913,213	31,208,043	30,532,024
Market risk	16,852,852	22,794,035	8,529,904
Public sector and securities in investment account	928,905	703,052	779,764
Operational risk	45,771,893	97,959,978	67,124,101
Required minimum capital under Central Bank rules	395,968,038	393,397,409	255,707,912
Basic net worth	1,103,547,123	1,084,581,259	963,815,112
Deductions	(358,337,148)	(307,588,949)	(292,328,570)
Total capital under Central Bank rules	745,209,975	776,992,310	671,486,542
Excess capital	349,241,937	383,594,901	415,778,630
Credit Risk Weighted Assets	4,026,186,872	3,364,520,068	2,200,613,815
Risk Weighted Assets	$ 4,828,237,638	$ 4,818,204,223	$ 3,130,795,301
Selected capital and liquidity ratios:
Regulatory capital/credit risk weighted assets	18.50%	23.10%	30.50%
Regulatory capital/risk weighted assets	15.40%	16.10%	21.40%
Average shareholders' equity as a percentage of average total assets	12.80%	17.80%	14.50%
Total liabilities as a multiple of total shareholders' equity	0.087	0.054	6.3
Cash as a percentage of total deposits.	28.90%	20.20%	14.40%
Liquid assets as a percentage of total deposits	48.20%	55.60%	83.10%
Common Equity Tier 1 Capital (CET1) / risk weighted assets	15.40%	16.10%	21.40%
Multiple to calculate operational risk weighted assets and market risk weighted assets	0.125